OTHER LONG TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
OTHER LONG TERM LIABILITIES
Schedule of other long-term liabilities

($ millions)	December 31 2019	December 31 2018

Pensions and other post-retirement benefits (note 22)	1 577	1 420

Share-based compensation plans (note 25)	289	259

Partnership liability(1)	446	470

Deferred revenue	40	46

Libya Exploration and Production Sharing Agreement (EPSA) signature bonus(2)	79	83

Other	68	68

	2 499	2 346

(1)

The company paid $62 million in 2019 (2018 – $62 million) in distributions to the partners, of which $55 million (2018 – $56 million) was allocated to interest expense and $7 million (2018 – $6 million) to the principal.

(2)

As part of the 2009 acquisition of Petro-Canada, the company assumed the remaining US$500 million obligation for a signature bonus relating to Petro-Canada's ratification of six EPSAs in Libya. At December 31, 2019, the carrying amount of the Libya EPSAs' signature bonus was $81 million (December 31, 2018 – $85 million). The current portion is $2 million (December 31, 2018 – $2 million) and is recorded in Accounts Payable and Accrued Liabilities.